UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05655

DWS Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 154.3%
Alabama 3.7%
Camden, AL, Industrial Development Board Revenue, AMT, Series B, 6.375%, 12/1/2024	1,000,000	1,020,340
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	5,500,000	5,960,405
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)	8,560,000	9,041,158

		16,021,903
Arizona 2.3%
Arizona, Hospital & Healthcare Revenue, Health Facilities Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020	7,000,000	7,629,790
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.5%, 12/1/2029	2,400,000	2,179,296

		9,809,086

California 20.8%
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.0%, 11/15/2042	2,000,000	1,778,140
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	7,000,000	5,795,160
Series A, 5.0%, 6/1/2038 (a)	2,500,000	2,302,750
Series B, 5.625%, 6/1/2038	7,080,000	7,679,322
Series 2003-A-1, 6.75%, 6/1/2039	11,730,000	13,345,690
California, State General Obligation:
4.5%, 10/1/2029	15,000,000	13,290,600
Series 2, 5.0%, 9/1/2019	4,385,000	4,424,421
5.0%, 12/1/2020	4,600,000	4,595,768
5.0%, 11/1/2027	3,000,000	2,858,940
5.0%, 6/1/2028	3,000,000	2,863,710
5.125%, 4/1/2024	4,400,000	4,252,424
5.25%, 12/1/2021	10,215,000	10,274,145
5.25%, 4/1/2030	110,000	106,502
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,568,675
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2021	5,000,000	5,147,600
Long Beach, CA, Bond Finance Authority, Natural Gas Purchased Revenue, Series A, 5.5%, 11/15/2030	5,000,000	4,581,750
Los Angeles County, CA, Multi-Family Mortgage Revenue, Valencia Housing Project, Series C, 2.65% *, 4/1/2031	1,000,000	1,000,000
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	3,000,000	2,562,390
Southern California, Public Power Authority, Natural Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/1/2026	1,155,000	1,073,088

		90,501,075
Colorado 4.9%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	1,000,000	1,122,130
Colorado, Hospital & Healthcare Revenue, Poudre Valley Health Facilities:
Series A, 5.5%, 12/1/2017 (a)	6,145,000	6,483,897
Series A, 6.0%, 12/1/2015 (a)	5,705,000	6,068,123
Series A, 6.0%, 12/1/2016 (a)	2,000,000	2,127,300
Colorado, Single Family Housing Revenue, AMT, Series B2, 7.25%, 10/1/2031	205,000	218,188
Denver, CO, Airport Revenue, AMT, Series A, 6.0%, 11/15/2014 (a)	5,000,000	5,233,200

		21,252,838
District of Columbia 8.7%
District of Columbia, ETM, Series A, Prerefunded, 5.5%, 6/1/2014 (a)	640,000	664,563
District of Columbia, Core City General Obligation, Series B, 5.5%, 6/1/2011 (a)	20,000,000	21,447,000
District of Columbia, General Obligation:
Prerefunded, Series A-2005, 5.25%, 6/1/2027 (a)	2,585,000	2,628,971
Series A-2005, 5.25%, 6/1/2027 (a)	8,245,000	8,256,461
District of Columbia, Howard University Revenue, Series A, 5.0%, 10/1/2023 (a)	2,810,000	2,763,579
District of Columbia, State General Obligation, Series A, 5.5%, 6/1/2014 (a)	1,860,000	1,927,406

		37,687,980
Florida 4.4%
Dade County, FL, Special Assessment Revenue:
Series B, Prerefunded, Zero Coupon, 10/1/2022 (a)	7,735,000	3,260,535
Series B, Prerefunded, Zero Coupon, 10/1/2024 (a)	16,955,000	6,294,883
Hillsborough County, FL, Industrial Development Revenue, University Community Hospital Project, Series A, 5.625%, 8/15/2023	1,000,000	939,530

Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
6.0%, 7/1/2013 (a)	1,665,000	1,772,576
6.0%, 7/1/2014 (a)	1,000,000	1,064,610
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, 5.75%, 12/1/2032	1,000,000	1,097,590
Palm Beach County, FL, School District Revenue Lease, Series A, Prerefunded, 5.75%, 8/1/2017 (a)	2,850,000	3,060,871
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2032	2,000,000	1,823,820

		19,314,415
Georgia 3.5%
Atlanta, GA, Water & Wastewater Revenue, Water Utilities Improvements, 5.0%, 11/1/2024 (a)	4,000,000	3,946,320
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2022	7,340,000	6,854,459
Series A, 5.5%, 9/15/2027	5,000,000	4,351,300

		15,152,079
Hawaii 4.7%
Hawaii, Airport System Revenue, AMT, Series B, 6.5%, 7/1/2013 (a)	8,800,000	9,289,368
Hawaii, Electric Revenue, Department of Budget & Finance, AMT, Series D, 6.15%, 1/1/2020 (a)	2,195,000	2,223,250
Hawaii, Port Authority Revenue, AMT:
Series A, 6.0%, 7/1/2011 (a)	2,950,000	3,142,664
Series A, 6.0%, 7/1/2012 (a)	3,135,000	3,336,079
Hawaii, State General Obligation, Series CT, Prerefunded, 5.75%, 9/1/2014 (a)	2,310,000	2,433,169

		20,424,530
Idaho 0.0%
Idaho, Single Family Housing Revenue, AMT, Series C2, 6.9%, 7/1/2025	50,000	50,039
Illinois 8.8%
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%, 1/1/2014 (a)	10,000,000	10,364,800
Chicago, IL, Core City General Obligation:
Series A, Prerefunded, 6.0%, 1/1/2014 (a)	2,085,000	2,248,318
Series A, Prerefunded, 6.125%, 1/1/2015 (a)	2,000,000	2,162,260
Series A, 6.125%, 1/1/2016 (a)	2,000,000	2,162,260
Chicago, IL, Other General Obligation, Neighborhoods Alive 21 Project:
Series A, Prerefunded, 6.0%, 1/1/2015 (a)	1,000,000	1,078,330
Series A, 6.0%, 1/1/2017 (a)	1,000,000	1,078,330
Chicago, IL, Water Revenue, Series A, 5.0%, 11/1/2020 (a)	3,615,000	3,635,714
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	2,500,000	2,632,275
Illinois, Health Facilities Authority Revenue, Children's Memorial Hospital, Series A, Prerefunded, 5.625%, 8/15/2019 (a)	4,000,000	4,199,320
Illinois, Higher Education Revenue, DePaul University, Educational Facilities Authority:
Prerefunded, 5.625%, 10/1/2013 (a)	2,695,000	2,896,586
Prerefunded, 5.625%, 10/1/2015 (a)	1,710,000	1,837,908
Illinois, Sales & Special Tax Revenue, Metropolitan Pier & Exposition Authority:
Series A, ETM, 5.5%, 6/15/2017 (a)	1,955,000	2,174,234
Series A, 5.5%, 6/15/2017 (a)	1,555,000	1,691,280

		38,161,615
Indiana 1.2%
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, 5.5%, 11/1/2031	5,000,000	5,440,600
Kansas 0.8%
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	3,000,000	3,355,950

Kentucky 1.5%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.5%, 10/1/2020	790,000	865,358
Series A, 6.5%, 10/1/2020	1,210,000	1,247,256
Series A, Prerefunded, 6.625%, 10/1/2028	3,130,000	3,438,242
Series A, 6.625%, 10/1/2028	870,000	913,700

		6,464,556
Louisiana 0.5%
Louisiana, Electric Revenue, 5.75%, 1/1/2013 (a)	2,000,000	2,195,800
Maine 1.5%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)	375,000	375,799
Maine, Transportation/Tolls Revenue, 5.0%, 7/1/2017 (a)	6,165,000	6,259,078

		6,634,877
Maryland 0.9%
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,737,300
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,365,540

		4,102,840
Massachusetts 3.7%
Massachusetts, Airport Revenue, AMT, Series B, 5.5%, 7/1/2009 (a)	8,000,000	8,250,640
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, AMT, Series A, 5.875%, 9/1/2023 (a)	5,000,000	5,000,000
Massachusetts, Port Authority Revenue, AMT, Series B, 5.5%, 7/1/2015 (a)	3,000,000	3,072,930

		16,323,570
Michigan 2.3%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	1,500,000	1,457,685
Michigan, Industrial Development Revenue:
5.5%, 6/1/2018 (a)	3,425,000	3,593,784
5.75%, 6/1/2016 (a)	4,640,000	4,893,669

		9,945,138
Minnesota 1.6%
Minneapolis & St. Paul, MN, Airport Revenue, AMT, Series B, 6.0%, 1/1/2012 (a)	4,395,000	4,624,375
Minneapolis & St. Paul, MN, Port Authority Revenue, AMT, Series B, 5.625%, 1/1/2015 (a)	2,500,000	2,545,375

		7,169,750
Missouri 0.1%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General Hospital, 6.5%, 2/15/2021	365,000	365,234
Nevada 4.0%
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	9,228,600
Nevada, State General Obligation, Capital Improvement and Cultural Affairs Project, Series A, 5.5%, 2/1/2014	2,575,000	2,664,996
Washoe County, NV, School District General Obligation, Prerefunded, 5.75%, 6/1/2014 (a)	5,450,000	5,724,735

		17,618,331
New Jersey 10.9%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	1,004,184
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019 (a)	5,000,000	5,920,700

New Jersey, Industrial Development Revenue, American Water Co., Inc. Project, AMT, Series A, 6.875%, 11/1/2034 (a)	10,775,000	10,945,137
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,284,514
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	2,025,000	2,189,349
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, Prerefunded, 5.75%, 6/15/2017	10,000,000	10,632,300
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	1,000,000	800,040
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, Prerefunded, 5.75%, 5/1/2013 (a)	6,000,000	6,204,000
New Jersey, Transportation/Tolls Revenue, Garden State Parkway Project, Prerefunded, 5.6%, 1/1/2017 (a)	8,000,000	8,469,280

		47,449,504
New York 10.7%
Nassau County, NY, Hospital & Healthcare, 6.0%, 8/1/2015 (a)	3,390,000	3,603,570
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, Series C, 2.95% *, 1/1/2028, LaSalle Bank NA (b)	1,000,000	1,000,000
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,629,840
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022 (a)	10,000,000	10,141,200
New York, State Housing Finance Agency Revenue, 316 Eleventh Ave. Housing, Series A, AMT, 2.82% *, 5/15/2041	3,000,000	3,000,000
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,500,000	5,741,395
New York, Transportation/Tolls Revenue:
Prerefunded, 5.625%, 4/1/2013 (a)	5,000,000	5,201,850
Prerefunded, 5.75%, 4/1/2014 (a)	2,000,000	2,083,400
New York, NY, General Obligation, Series D, 5.0%, 11/1/2024	7,500,000	7,268,550
New York, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
Series B, Prerefunded, 6.125%, 11/15/2014	1,645,000	1,773,178
Series B, 6.125%, 11/15/2014	355,000	382,662
Series B, Prerefunded, 6.125%, 11/15/2015	3,000,000	3,233,100
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)	1,180,000	1,310,886

		46,369,631
North Carolina 1.8%
Charlotte, NC, Airport Revenue, AMT:
Series B, 5.75%, 7/1/2013 (a)	2,480,000	2,566,651
Series B, 5.875%, 7/1/2014 (a)	1,140,000	1,181,975
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,023,200
Series B, 6.375%, 1/1/2013	3,000,000	3,176,700

		7,948,526
North Dakota 0.9%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,400,000	3,752,070
Ohio 3.2%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	8,820,000	8,253,668
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	6,000,000	5,494,560

		13,748,228
Oregon 2.5%
Oregon, State General Obligation Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2017 (a)	1,000,000	1,079,490

Oregon, State Revenue Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2018 (a)	1,000,000	1,079,490
Portland, OR, Special Assessment Revenue, Downtown Waterfront:
Series A, 5.625%, 6/15/2015 (a)	3,100,000	3,265,447
Series A, 5.75%, 6/15/2018 (a)	2,225,000	2,342,502
Series A, 5.75%, 6/15/2019 (a)	2,820,000	2,968,924

		10,735,853
Pennsylvania 1.7%
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	2,570,000	2,693,437
Philadelphia, PA, Gas Works Revenue, Series A-1, 5.0%, 9/1/2029 (a)	5,000,000	4,759,600

		7,453,037
Puerto Rico 0.2%
Commonwealth of Puerto Rico, Public Improvement:
Prerefunded, Series A, 5.25%, 7/1/2030	620,000	678,832
Series A, 5.25%, 7/1/2030	380,000	352,636

		1,031,468
Rhode Island 0.9%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	4,000,000	3,859,680
South Carolina 3.5%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,435,050
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	4,825,000	5,647,855
Series C, 7.0%, 8/1/2030	595,000	694,877
Series A, Prerefunded, 7.375%, 12/15/2021	2,000,000	2,266,480
South Carolina, Tobacco Settlement Revenue Management Authority:
Series B, 6.0%, 5/15/2022	2,000,000	2,000,520
Series B, 6.375%, 5/15/2030	3,085,000	2,976,470

		15,021,252
South Dakota 0.3%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,500,000	1,355,280
Tennessee 4.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	1,747,780
Memphis-Shelby County, TN, Airport Revenue, AMT, Series D, 6.25%, 3/1/2017 (a)	4,690,000	4,850,023
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
EMT, 6.5%, 9/1/2026	2,615,000	2,957,068
Prerefunded, 6.5%, 9/1/2026	4,385,000	4,958,602
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2019	7,000,000	6,824,860

		21,338,333
Texas 19.1%
Austin, TX, Sales & Special Tax Revenue, Hotel Occupancy Tax:
6.0%, 11/15/2013 (a)	3,190,000	3,360,346
6.0%, 11/15/2015 (a)	3,480,000	3,665,832
6.0%, 11/15/2016 (a)	3,625,000	3,818,575
Brazos River, TX, Pollution Control Revenue, Brazos River Authority, Texas Utilities Electric Co. Project, AMT, Series C, 5.75%, 5/1/2036	3,965,000	3,748,392
Dallas-Fort Worth, TX, Airport Revenue, International Airport, AMT, Series A, 5.875%, 11/1/2016 (a)	6,500,000	6,732,830
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, 6.375%, 6/1/2029	5,500,000	6,065,675

Houston, TX, Airport Revenue, People Mover Project, AMT, Series A, 5.5%, 7/15/2017 (a)	3,300,000	3,302,673
Houston, TX, Port Authority Revenue, Airport Revenue, AMT, Series A, 5.875%, 7/1/2014 (a)	3,960,000	4,156,495
Red River, TX, School District Revenue Lease, St. Mark's School Project, 6.0%, 8/15/2019	5,390,000	5,704,668
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2026	4,000,000	3,691,920
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	4,500,000	4,969,170
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	2,000,000	1,932,560
Texas, Municipal Gas Acquisition & Supply Corp I, Gas Supply Revenue, Series B, 3.894% **, 12/15/2017	10,000,000	8,317,500
Texas, State General Obligation, College Student Loans, AMT, 5.0%, 8/1/2021	4,015,000	3,890,455
Texas, State Turnpike Authority, Dallas Northway Revenue, 5.5%, 1/1/2015 (a)	14,605,000	14,922,805
Texas, White Settlement, Independent School District, 5.125%, 8/15/2026	5,035,000	5,014,658

		83,294,554
Virginia 0.2%
Virginia, Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/2047	1,200,000	949,632
Washington 6.8%
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2013 (a)	7,355,000	7,980,469
Seattle, WA, Special Assessment Revenue, AMT:
Series B, 5.5%, 9/1/2011 (a)	1,085,000	1,128,216
Series B, 5.75%, 9/1/2013 (a)	1,045,000	1,091,408
Skagit County, WA, School District General Obligation, School District No. 1, Burlington Edison, 5.625%, 12/1/2014 (a)	1,570,000	1,677,357
Snohomish County, WA, Electric Revenue, Public Utility District No. 1, 5.375%, 12/1/2024 (a)	3,000,000	3,160,680
Washington, Electric Revenue, Energy Northwest Columbia Generating, Series B, 6.0%, 7/1/2018 (a)	3,000,000	3,238,500
Washington, Hospital & Healthcare Revenue, Group Health Coop of Puget Sound, 5.375%, 12/1/2017 (a)	1,500,000	1,538,985
Washington, State General Obligation, Series A, 5.5%, 7/1/2016	4,835,000	5,007,464
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (a)	5,240,000	4,868,484

		29,691,563
West Virginia 4.7%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center:
Series A, 6.75%, 9/1/2022	2,355,000	2,577,218
6.75%, 9/1/2030	395,000	432,272
West Virginia, Hospital Finance Authority, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022	9,645,000	10,555,102
Prerefunded, 6.75%, 9/1/2030	3,605,000	3,945,168
West Virginia, Water & Sewer Revenue, Water Development Authority, Series B, 5.25%, 11/1/2023 (a)	2,740,000	2,778,250

		20,288,010
Wisconsin 2.1%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	3,930,000	3,931,729
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,000,000	5,424,480

		9,356,209

Total Municipal Bonds and Notes (Cost $652,516,191)		671,635,036
Municipal Inverse Floating Rate Notes 18.5%
Arizona 2.6%
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Revenue, AMT, Series 2007-3, 5.625%, 5/1/2039 (c)	11,250,000	11,193,419

Trust: Arizona, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1509, AMT, 144A, 12.292%, 5/1/2039, Leverage Factor at purchase date: 4 to 1
California 6.7%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	10,000,000	9,641,450
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 9.23%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
San Jose, CA, Redevelopment Agency Tax Allocation, Merged Area Redevelopment Project, Series C, 5.0%, 8/1/2025 (a) (c)	10,000,000	9,480,300
Trust: California, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1505, 144A, 2.15%, 8/1/2025, Leverage Factor at purchase date: 4 to 1
California, State General Obligation, 5.0%, 6/1/2023 (a) (c)	10,000000	10,003,350
Trust: California, State General Obligation, Series 1932, 144A, 9.23%, 6/1/2023, Leverage Factor at purchase date: 4 to 1

		29,125,100
Illinois 3.9%
Chicago, IL, General Obligation, Series A, 5.0%, 1/1/2024 (a) (c)	10,360,000	10,035,188
Trust: Chicago, IL, UBS Municipal (CRVS), Various States, 144A, 2.96%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Aurora, IL, Single Family Mortgage Revenue, AMT, Series C, 5.5%, 6/1/2045 (c)	6,940,000	6,921,085
Trust: Illinois, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1499, 144A, AMT, 11.26%, 6/1/2045, Leverage Factor at purchase date: 4 to 1

		16,956,273
New York 5.3%
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (c)	5,425,000	5,325,975
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1971-1, 144A, 10.039%, 7/1/2025, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (c)	8,080,000	7,864,668
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1971-2, 144A, 10.04%, 7/1/2027, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (c)	10,000,000	10,012,350
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-3, 144A, 9.23%, 3/15/2024,Leverage Factor at purchase date: 4 to 1

		23,202,993

Total Municipal Inverse Floating Rate Notes (Cost $85,500,599)		80,477,785
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $738,016,790) †	172.8	752,112,821
Other Assets and Liabilities, Net	(11.9)	(51,797,088)
Preferred Shares, at Redemption Value	(60.9)	(265,000,000)

Net Assets Applicable to Common Shareholders	100.0	435,315,733

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $737,352,687. At February 29, 2008, net unrealized appreciation for all securities based on tax cost was $14,760,134. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,802,336 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,042,202.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 29, 2008.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 29, 2008.

(a)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	14.0
	Financial Guaranty Insurance Company	10.4
	Financial Security Assurance, Inc.	15.3
	MBIA Corp.	8.2
	Radian	0.7
(b)	Security incorporates a letter of credit from a major bank.
(c)	Security forms part of the below tender option bond trust. The principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
CRVS: Custodial Residual and Variable Securities
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant	752,112,821
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 752,112,821

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008